Banking Facilities (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Jul. 08, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 08, 2020 CNY (¥)	Jul. 08, 2020 USD ($)
Banking Facilities (Details) [Line Items]
Revised amount received						¥ 13,000,000	$ 2,000,000
Credit line repaid				$ 20,531,708	$ 16,062,786
Interest expense (in Yuan Renminbi) | ¥	¥ 50,198		¥ 87,460
Borrowed additional amount				$ 7,628,698
Minimum [Member]
Banking Facilities (Details) [Line Items]
Banking facilities interest rate percentage		5.00%
Maximum [Member]
Banking Facilities (Details) [Line Items]
Banking facilities interest rate percentage		5.50%